IDEX Mutual Funds

Supplement dated June 1, 2002 to Prospectus dated March 1, 2002, as previously supplemented May 3, 2002



	Effective August 1, 2002, there will no longer be exchange privileges between IDEX Mutual Funds and the CEF Money Market Funds.
























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